Intangible assets - Schedule of Sensitivity analysis of the impairment test of intangible assets without a finite useful life (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of intangible assets with indefinite useful life [line items]
Entity's operating plans and internal projections, covered period	5 years
Goodwill
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rate	10.30%	8.80%
Growth rate in perpetuity	3.00%	3.40%
Goodwill | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 810,948	R$ 753,502
Goodwill | Carrying amount - CGU
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	6,410,447	9,553,643
Goodwill | Value in use
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 32,227,871	R$ 34,595,386
Airport operating licenses
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rate	8.50%	9.80%
Growth rate in perpetuity	3.00%	3.40%
Airport operating licenses | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 82,196	R$ 82,196
Airport operating licenses | Carrying amount - CGU
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	0	0
Airport operating licenses | Value in use
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 1,726,007	R$ 3,219,401